Expense Example - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Investment Grade Bond Fund - Class A
Expense Example:
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Investment Grade Bond Fund - Class C
Expense Example:
1 year	255
3 years	480
5 years	829
10 years	1,604
Fidelity Advisor Investment Grade Bond Fund - Class M
Expense Example:
1 year	473
3 years	627
5 years	795
10 years	1,282
Fidelity Advisor Investment Grade Bond Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Investment Grade Bond Fund - Class Z
Expense Example:
1 year	37
3 years	121
5 years	215
10 years	$ 489